Geographic Information - Revenues, Net and Long-Lived Assets by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues, net:
Revenues, net	$ 21,201	$ 17,564	$ 17,994	$ 15,385	$ 17,152	$ 15,478	$ 16,795	$ 16,359	$ 72,144	$ 65,784	$ 54,981
Long-lived assets:
Long-lived assets	17,462				16,467				17,462	16,467
United States [Member]
Revenues, net:
Revenues, net									51,073	46,708	37,972
Long-lived assets:
Long-lived assets	13,026				11,932				13,026	11,932
Canada [Member]
Revenues, net:
Revenues, net									7,731	7,272	7,196
Long-lived assets:
Long-lived assets	1,599				1,706				1,599	1,706
Mexico [Member]
Revenues, net:
Revenues, net									1,829	1,892	1,881
Long-lived assets:
Long-lived assets	2,536				2,632				2,536	2,632
North America [Member]
Revenues, net:
Revenues, net									60,633	55,872	47,049
Long-lived assets:
Long-lived assets	17,161				16,270				17,161	16,270
Rest of World [Member]
Revenues, net:
Revenues, net									11,511	9,912	7,932
Long-lived assets:
Long-lived assets	$ 301				$ 197				$ 301	$ 197